Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
Apr. 27, 2012
S&P Goldman Sachs Commodity Index (S&P GSCI)
Average Annual Return:
1 Year	(1.18%)
5 Years	(2.79%)
10 Years	5.64%
Class A Shares
Average Annual Return:
1 Year	(8.51%)
5 Years	(8.35%)
10 Years	2.87%
Inception Date	Mar. 31, 1997
Class A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.43%)
5 Years	(10.15%)
10 Years	0.64%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.54%)
5 Years	(7.69%)
10 Years	1.72%
Class B Shares
Average Annual Return:
1 Year	(8.15%)
5 Years	(8.30%)
10 Years	2.94%
Inception Date	Mar. 31, 1997
Class C Shares
Average Annual Return:
1 Year	(4.60%)
5 Years	(8.04%)
10 Years	2.63%
Inception Date	Mar. 31, 1997
Class N Shares
Average Annual Return:
1 Year	(3.99%)
5 Years	(7.53%)
10 Years	3.22%
Inception Date	Mar. 01, 2001
Class Y Shares
Average Annual Return:
1 Year	(2.57%)
5 Years	(6.86%)
10 Years	3.94%
Inception Date	Mar. 31, 1997